Income tax (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Line Items]
Net income (loss)	$ (3,297,578)	$ 7,217,068	$ 14,320,556
Income tax recovery at statutory rates	(857,370)	1,876,438	3,723,345
Expected tax recovery at statutory income tax rate	$ (857,370)	$ 1,876,438	$ 3,723,345
Statutory income tax rate	26.00%	26.00%	26.00%
Non-taxable (deductible) expenses	$ 80,641	$ 26,375	$ 19,159
Difference/change in tax rates	0	(671,958)	1,093,732
Difference in gain on disposition of Minco Resources	0	0	(6,662,076)
Reduction of tax attributes from sale of Minco Resources	0	0	6,668,881
Expiry of non-capital loss carry forward	0	0	300,755
Deferred income tax asset not recognized	791,748	(1,245,922)	(5,252,629)
Other	(15,019)	15,067	108,833
Provision for tax expenses	0	0	0
Difference in tax rates	0	(671,958)	1,093,732
Income tax expense	0	0	0
Minco Silver Corp [Member]
Disclosure of income tax [Line Items]
Net income (loss)	(5,205,216)	(2,407,668)	6,680,947
Income tax recovery at statutory rates	(1,353,356)	(625,994)	1,737,046
Expected tax recovery at statutory income tax rate	$ (1,353,356)	$ (625,994)	$ 1,737,046
Statutory income tax rate	26.00%	26.00%	26.00%
Difference/change in tax rates	$ (68,431)	$ 4,524	$ (607,441)
Deferred income tax asset not recognized	(2,074,518)	(95,308)	2,858,979
Provision for tax expenses	0	0	0
Non-deductible expenses and other items	584,008	509,573	63,663
Difference in tax rates	(68,431)	4,524	(607,441)
Expiry of losses	2,785,786
Temporary differences from acquisition transaction	0	0	(3,435,860)
Foreign exchange	126,511	207,205	(616,387)
Income tax expense	$ 0	$ 0	$ 0